Fair Value Measurements (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Derivative liability - Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at beginning	$ 3,771	$ 894,280
Additions to level 3 liabilities
Change in in fair value of level 3 liabilities	(3,771)	(890,509)
Transfer in and/or out of Level 3
Balance at ending		3,771
Derivative Liability Conversion Option [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at beginning		925,762
Additions to level 3 liabilities
Change in in fair value of level 3 liabilities		(925,762)
Transfer in and/or out of Level 3
Balance at ending